Provisions and other non-current liabilities - Product liability, governmental investigations and other legal matters provision movements (Details) - Litigation and other legal matters - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
January 1	$ 206	$ 53	$ 0
Additions to provisions	3	175	54
Cash payments	(201)	(21)	(1)
Releases of provisions	(2)	(1)	0
December 31	6	206	53
Less current portion	(6)	(206)	(53)
Non-current provisions for litigation and other legal matters at December 31	$ 0	$ 0	$ 0